Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: September 11, 2024

Payment Date	9/16/2024
Collection Period Start	8/1/2024
Collection Period End	8/31/2024
Interest Period Start	8/15/2024
Interest Period End	9/15/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$571,742,378.08	$36,508,579.35	$535,233,798.73	0.847157	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$788,852,378.08	$36,508,579.35	$752,343,798.73

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$855,322,140.34	$815,594,323.99	0.394643
YSOC Amount	$61,721,977.97	$58,502,740.97
Adjusted Pool Balance	$793,600,162.37	$757,091,583.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	6.00353%	ACT/360	$—
Class A-3 Notes	$571,742,378.08	3.66000%	30/360	$1,743,814.25
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$788,852,378.08			$2,463,202.50

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$855,322,140.34	$815,594,323.99
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$793,600,162.37	$757,091,583.02
Number of Receivables Outstanding	61,388	60,164
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	36.0	35.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,607,548.39
Principal Collections	$39,408,212.48
Liquidation Proceeds	$333,623.62
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,349,384.49
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,349,384.49

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$712,768.45	$712,768.45	$—	$—	$41,636,616.04
Interest - Class A-1 Notes	$—	$—	$—	$—	$41,636,616.04
Interest - Class A-2a Notes	$—	$—	$—	$—	$41,636,616.04
Interest - Class A-2b Notes	$—	$—	$—	$—	$41,636,616.04
Interest - Class A-3 Notes	$1,743,814.25	$1,743,814.25	$—	$—	$39,892,801.79
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$39,400,463.54
First Allocation of Principal	$—	$—	$—	$—	$39,400,463.54
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$39,332,855.21
Second Allocation of Principal	$—	$—	$—	$—	$39,332,855.21
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$39,258,913.54
Third Allocation of Principal	$12,760,795.06	$12,760,795.06	$—	$—	$26,498,118.48
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,412,618.48
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,412,618.48
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,412,618.48
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,664,834.19
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,664,834.19
Remaining Funds to Certificates	$2,664,834.19	$2,664,834.19	$—	$—	$—
Total	$42,349,384.49	$42,349,384.49	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$61,721,977.97
Increase/(Decrease)	$(3,219,237.00)
Ending YSOC Amount	$58,502,740.97

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$793,600,162.37	$757,091,583.02
Note Balance	$788,852,378.08	$752,343,798.73
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	25	$319,603.87
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	185	$333,623.62
Monthly Net Losses (Liquidation Proceeds)			$(14,019.75)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.30%
Preceding Collection Period			0.24%
Current Collection Period			(0.02)%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$4,846,872.25
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.38%	164	$3,135,801.70
60-89 Days Delinquent	0.15%	63	$1,194,810.33
90-119 Days Delinquent	0.03%	15	$235,692.27
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.56%	242	$4,566,304.30

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$131,482.65
Total Repossessed Inventory		21	$338,099.46

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		78	$1,430,502.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.13%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.79	0.10%	45	0.07%